Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	May 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 189,752,000	$ 100.00	$ 24,774,000	$ 8,618,000
Accounts receivable, net	27,886,000		33,108,000	25,021,000
Prepaid expenses and other current assets	3,642,000		3,016,000	1,699,000
Current portion of deferred contract costs	5,359,000		2,947,000	769,000
Total current assets	226,639,000	100.00	63,845,000	36,107,000
Property and equipment, net	4,697,000		3,248,000	2,558,000
Other assets	747,000		472,000	607,000
Deferred contract costs, net of current portion	9,388,000		5,952,000	2,116,000
Deferred tax asset	161,000		161,000	212,000
Intangible assets, net	366,723,000		410,237,000	446,381,000
Goodwill	1,261,444,000		1,261,444,000	1,233,173,000
Total assets	1,869,799,000		1,745,359,000	1,721,154,000
Current liabilities:
Accounts payable	7,055,000		5,662,000	2,157,000
Accrued expenses and other current liabilities	19,296,000		17,321,000	10,348,000
Members' distribution payable				6,935,000
Current portion of deferred revenue	69,811,000		61,060,000	45,977,000
Current portion of term loan	6,875,000		4,680,000	4,500,000
Total current liabilities	103,037,000		88,723,000	69,917,000
Long term liabilities:
Deferred revenue	368,000		140,000	148,000
Tax receivable agreements liability	146,106,000		0
Term loan, net of current portion	265,388,000		457,197,000	434,849,000
Deferred tax liabilities	71,341,000		0
Other long-term liabilities	475,000		3,736,000
Total liabilities	586,715,000		549,796,000	504,914,000
Stockholder's equity
Common stock, par value		0.01
Additional paid in capital	700,773,000	99.99	0
Accumulated other comprehensive loss	24,000		(131,000)
Accumulated deficit	(7,798,000)		(109,855,000)	(55,758,000)
Noncontrolling interests	590,177,000		0
Total stockholder's equity	1,283,084,000	$ 100,000.00	1,195,563,000	1,216,240,000
Total liabilities and equity	1,869,799,000		1,745,359,000	1,721,154,000
Member Units [Member]
Stockholder's equity
Total stockholder's equity			1,195,694,000	1,216,240,000
Common Class A [Member]
Stockholder's equity
Common stock, par value	88,000		1,303,058,000	1,271,254,000
Total stockholder's equity	88,000
Common Class B [Member]
Stockholder's equity
Common stock, par value	$ 0		$ 2,491,000	$ 744,000